Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Warrant Reserve [Line Items]
Balance as of the end of the period		$ 600,930	$ 518,731	$ 549,326	$ 487,813	$ 500,804	$ 481,052
Warrants
Disclosure Of Warrant Reserve [Line Items]
Warrants fair value at issue date - March 18, 2021	$ 12,969
Balance as of the end of the period		$ 12,969